Subsequent events (Details) - Ordinary Shares [Member] - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended
	Mar. 15, 2016	Feb. 29, 2016	Nov. 16, 2015	Mar. 05, 2015	Jan. 21, 2014	Jun. 03, 2013
Subsequent Event [Line Items]
Ordinary shares issued to employees, directors and consultants			72,500	45,000	40,000	48,750
Subsequent Events [Member]
Subsequent Event [Line Items]
Ordinary shares issued to employees, directors and consultants	48,000	60,000
Grant date fair value for ordinary shares issued to independent directors and certain employees	$ 3.35	$ 3.37
Compensation expense	$ 161	$ 202